ADVISORSHARES FOCUSED EQUITY ETF
Schedule of Investments
September 30, 2022 (Unaudited)

Investments	Shares	Value
COMMON STOCKS – 99.3%

Aerospace/Defense – 5.1%
HEICO Corp.	9,689	$1,395,022

Auto Parts & Equipment – 3.3%
Miller Industries, Inc.	42,371	902,079

Building Materials – 5.0%
Carrier Global Corp.	25,985	924,027
Trex Co., Inc.*	10,394	456,712
Total Building Materials		1,380,739

Chemicals – 6.8%
Sherwin-Williams Co. (The)	3,985	815,929
Stepan Co.	11,257	1,054,443
Total Chemicals		1,870,372

Commercial Services – 3.2%
Moody’s Corp.	3,551	863,284

Computers – 5.3%
Science Applications International Corp.	16,486	1,457,857

Diversified Financial Services – 3.4%
Intercontinental Exchange, Inc.	10,200	921,570

Food – 5.9%
Hershey Co. (The)	7,309	1,611,415

Healthcare - Products – 15.2%
Abbott Laboratories	9,897	957,634
Danaher Corp.	4,264	1,101,348
Stryker Corp.	5,141	1,041,258
Thermo Fisher Scientific, Inc.	2,110	1,070,171
Total Healthcare - Products		4,170,411

Household Products/Wares – 7.9%
Church & Dwight Co., Inc.	13,866	990,587
Reynolds Consumer Products, Inc.(a)	45,513	1,183,793
Total Household Products/Wares		2,174,380

Insurance – 4.9%
Aflac, Inc.	23,818	1,338,572

Machinery - Diversified – 3.8%
Otis Worldwide Corp.	16,126	1,028,839

Media – 4.2%
FactSet Research Systems, Inc.	2,861	1,144,715

Packaging & Containers – 5.0%
Silgan Holdings, Inc.	32,659	1,372,984

Pharmaceuticals – 3.1%
Zoetis, Inc.	5,677	841,842

Retail – 3.8%
Ross Stores, Inc.	12,226	1,030,285

Software – 13.4%
Broadridge Financial Solutions, Inc.	7,629	1,101,017
Fair Isaac Corp.*	3,185	1,312,252
Fiserv, Inc.*	13,307	1,245,136
Total Software		3,658,405

Total Common Stocks
(Cost $26,086,135)		27,162,771

MONEY MARKET FUND – 0.9%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 2.47%(b)
(Cost $247,979)	247,979	247,979

Total Investments – 100.2%
(Cost $26,334,114)		27,410,750
Liabilities in Excess of Other Assets – (0.2%)		(50,647)
Net Assets – 100.0%		$27,360,103

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $713,532; the aggregate market value of the collateral held by the fund is $735,094. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $735,094.
(b)	Rate shown reflects the 7-day yield as of September 30, 2022.

ADVISORSHARES FOCUSED EQUITY ETF
Schedule of Investments (continued)
September 30, 2022 (Unaudited)

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Fair Value Measurements

The following is a summary of the inputs used, as of September 30, 2022, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$27,162,771	$-	$-	$27,162,771
Money Market Fund	247,979	-	-	247,979
Total	$27,410,750	$-	$-	$27,410,750

SUMMARY OF SCHEDULE OF INVESTMENTS

% of
Net Assets
Aerospace/Defense	5.1%
Auto Parts & Equipment	3.3
Building Materials	5.0
Chemicals	6.8
Commercial Services	3.2
Computers	5.3
Diversified Financial Services	3.4
Food	5.9
Healthcare - Products	15.2
Household Products/Wares	7.9
Insurance	4.9
Machinery - Diversified	3.8
Media	4.2
Packaging & Containers	5.0
Pharmaceuticals	3.1
Retail	3.8
Software	13.4
Money Market Fund	0.9
Total Investments	100.2
Liabilities in Excess of Other Assets	(0.2)
Net Assets	100.0%